SEGMENT INFORMATION - Reconciliation of Adjusted EBITDA to Operating Income (Details) - USD ($) $ in Thousands, shares in Millions		12 Months Ended
	Jan. 13, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting, Other Significant Reconciling Item
Share-based compensation expense		$ (27,904)	$ (73,159)	$ (69,062)
Depreciation		(34,999)	(34,777)	(77,614)
Amortization of intangibles		(89,209)	(136,426)	(280,249)
Goodwill impairment		0	0	(9,000)
Restructuring costs, including certain severance and employee separation benefits		(33,824)	(27,814)	525
Gains and (losses) from lease impairments, terminations and amendments and certain asset sales		45,002	2,176	(46,260)
Transaction-related costs		(7,583)	(4,752)	(657)
Litigation matters		(37,676)	(6,644)	(8,145)
Interest expense		(120,027)	(135,719)	(137,495)
Unrealized gain (loss) on investment in MGM Resorts International		119,175	(649,178)	721,668
Other income, net		16,136	98,227	46,225
Earnings (loss) from continuing operations before income taxes		79,176	(761,775)	305,484
Chief Executive Officer | Restricted Stock | Employment Transition Agreement
Segment Reporting, Other Significant Reconciling Item
Share-based compensation expense	$ (14,900)
Reversal of stock-based compensation expense related to individual		49,800
Chief Executive Officer | Restricted Stock | Employment Transition Agreement | Class B Common Stock, $0.0001 par value
Segment Reporting, Other Significant Reconciling Item
Shares transferred (in shares)	5.0
Operating Segments
Segment Reporting, Other Significant Reconciling Item
Adjusted EBITDA		335,449	300,410	263,195
Corporate
Segment Reporting, Other Significant Reconciling Item
Adjusted EBITDA		$ (85,364)	$ (94,119)	$ (97,647)